Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income before income tax expense from our U.S. and Canadian operations was as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
U.S. operations	$202	$160	$157
Canadian operations	113	157	133
Income before income tax expense	$315	$317	$290

Schedule of Federal Income Tax
The following is a reconciliation of income tax expense to income taxes computed by applying the U.S. statutory federal income tax rate (35% for all years presented) to income before income tax expense (in millions):

	Year Ended December 31,
	2012	2011	2010
Federal income tax expense at the U.S. statutory rate	$110	$111	$101
U.S. state income tax expense, net of U.S. federal income tax effect	4	4	4
Canadian operations	(9)	(11)	(7)
Credits	—	(1)	(1)
Income tax expense	$105	$103	$97

Schedule of Components of Income Tax Expense (Benefit)
Components of income tax expense related to net income were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Current:
U.S. federal	$67	$40	$44
U.S. state	6	5	4
Canada	33	46	43
Total current	106	91	91

Deferred:
U.S. federal	1	14	8
U.S. state	—	1	1
Canada	(2)	(3)	(3)
Total deferred	(1)	12	6
Income tax expense	$105	$103	$97

Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences representing deferred income tax assets and liabilities were as follows (in millions):

	December 31,
	2012	2011
Deferred income tax assets:
Tax credit carryforwards	$8	$8
Net operating losses (“NOLs”)	1	1
Environmental liabilities	1	1
Inventories	10	10
Other assets	16	17
Total deferred income tax assets	36	37
Less: Valuation allowance	(1)	(1)
Net deferred income tax assets	35	36

Deferred income tax liabilities:
Property and equipment	(145)	(147)
Other	—	(1)
Total deferred income tax liabilities	(145)	(148)
Net deferred income tax liabilities	$(110)	$(112)

Summary of Tax Credit Carryforwards	We had the following income tax credit and loss carryforwards as of December 31, 2012 (in millions):

	Amount	Expiration
U.S. state income tax credits	$12	2026
U.S. state NOL (gross amount)	16	2018